Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 0
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	0
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	1,837,000
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0.70
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	1,837,000
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	0.70
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0.40
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	0.05
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	2,888,888
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	0.65
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	4.76
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15	0.12
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16	77,778
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17	0.65
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18	4.80
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 19	0.12
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 20	1,000,000
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 21	0.65
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 22	4.89
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 23	0.12
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 24	$ 5,803,666
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 25	0.67
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 26	3.40
Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 27	0.10